Income tax and deferred taxes - Narrative (Details) - yr	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Applicable tax rate, percentage	27.00%	27.00%	27.00%
Prescriptive period for review legal deadline (in years)	3
Prescriptive period extended for review legal deadline (in years)	6
United States
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Prescriptive period for review legal deadline (in years)	3
Prescriptive period extended for review legal deadline (in years)	6
United States | Bottom of range
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Applicable tax rate, percentage	21.00%	21.00%
United States | Top of range
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Applicable tax rate, percentage	3.00%	3.51%
Mexico
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Applicable tax rate, percentage	30.00%	30.00%
Prescriptive period for review legal deadline (in years)	5
Spain
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Prescriptive period for review legal deadline (in years)	4
Belgium
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Prescriptive period for review legal deadline (in years)	3
Prescriptive period extended for review legal deadline (in years)	5
South Africa
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Applicable tax rate, percentage	27.00%	28.00%
Prescriptive period for review legal deadline (in years)	3
Prescriptive period extended for review legal deadline (in years)	5
China
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Prescriptive period for review legal deadline (in years)	3
Prescriptive period extended for review legal deadline (in years)	5
China | Bottom of range
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Applicable tax rate, percentage	25.00%	25.00%
China | Top of range
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Applicable tax rate, percentage	12.00%	12.00%
South Korea
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Applicable tax rate, percentage	24.00%	25.00%
Prescriptive period for review legal deadline (in years)	5
Prescriptive period extended for review legal deadline (in years)	7
South Korea | Bottom of range
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Applicable tax rate, percentage	9.00%
Prescriptive period extended for review legal deadline failure to file tax return (in years)	5 years
Prescriptive period extended for review legal deadline, tax evasion or fraud (in years)	10 years
South Korea | Top of range
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Applicable tax rate, percentage	24.00%
Prescriptive period extended for review legal deadline failure to file tax return (in years)	10 years
Prescriptive period extended for review legal deadline, tax evasion or fraud (in years)	15 years
Mining royalties operation
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Applicable tax rate, percentage	5.49%
Caliche extraction operation
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Applicable tax rate, percentage	5.00%